Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	9,000,000,000	252,800,000	252,800,000
Common Stock, shares issued	124,935,806	75,474,654	75,749,118
Common Stock, shares outstanding	124,935,806	75,474,654	75,749,118
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	900,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Class X [Member]
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	1	1	1
Common Stock, shares issued	0	0	0
Common Stock, shares outstanding	0	0	0